INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in € ‘000	2020	2019
Finished goods	10,376	10,320
Work in progress	4,616	1,843
Raw materials	2,237	2,304
Balance at December 31	17,229	14,467

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in € ‘000	2020	2019
Balance at January 1	(830)	(927)
Addition to impairment	(1,269)	(1,010)
Release of impairment	1,043	328
Usage of impairment	530	779
Balance at December 31	(526)	(830)